ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Accounts receivable	254,508	242,344	37,248
Less: allowance for doubtful accounts	(63,921)	(81,301)	(12,496)

	190,587	161,043	24,752

As of December 31, 2016 and 2017, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2016	2017
	RMB’000	RMB’000	US$’000

Balance, beginning of year	54,638	63,921	9,825
Additions for the current year	10,273	18,432	2,833
Recovery	(990)	(1,052)	(162)

Balance, end of year	63,921	81,301	12,496